OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)						3 Months Ended	12 Months Ended
	Mar. 15, 2017	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Jan. 09, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares						9,128,189	7,078,685	5,113,990
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)						$ 1.96	$ 1.96	$ 2.02	$ 1.71
Warrants Outstanding, Weighted Average Remaining Contractual Term						2 years 36 days	2 years 36 days	3 years	3 years 219 days
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)						$ 494,099	$ 494,099	$ 497,933	$ 6,041,436
Warrants Vested and expected, Shares						10,419,655	9,128,189
Warrants Vested and expected, Weighted-Average Exercise Price (in Dollars per share)						$ 1.90	$ 1.96
Warrants Vested and expected to vest, Weighted Average Remaining Contractual Term						2 years	2 years 36 days
Warrants Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)						$ 555,431	$ 494,099
Warrants Exercisable, Shares						10,419,655	9,128,189
Warrants Exercisable, Weighted-Average Exercise Price (in Dollars per share)						$ 1.90	$ 1.96
Warrants Exercisable, Weighted Average Remaining Contractual Term						2 years	2 years 36 days
Warrants Exercisable, Aggregate Intrinsic Value (in Dollars)						$ 555,431	$ 494,099
Warrants Grants, Shares	630,000	100,000	33,334	374,641	1,330,627	1,330,038	2,049,504	3,728,479
Warrants Grants, Weighted-Average Exercise Price (in Dollars per share)						$ 1.50	$ 1.74	$ 2.62
Warrants Grants, Weighted Average Remaining Contractual Term						3 years	2 years 6 months	2 years 109 days
Warrants Exercised, Shares						0	0	164,184
Warrants Canceled, Shares						(38,572)	0	1,599,600
Warrants Canceled, Weighted-Average Exercise Price (in Dollars per share)						$ 2.10	$ 0	$ 2.50
Warrants Canceled, Weighted Average Remaining Contractual Term						2 years 146 days
Warrants Outstanding, Shares						10,419,655	9,128,189	7,078,685	5,113,990